Share-based Compensation - Summary of Share Option Activity (Detail) - Share Incentive Plan 2015 [Member]	Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding | shares	53,737
Number of share options, Vested | shares	53,737
Number of share options, Exercisable | shares	53,737
Weighted average grant date fair value, Outstanding	$ 2.2624
Weighted average grant date fair value, Vested	2.2624
Weighted average grant date fair value, Exercisable	2.2624
Weighted average exercise price, Outstanding	5.8853
Weighted average exercise price, Vested	5.8853
Weighted average exercise price, Exercisable	$ 5.8853